Other Non-Current Liabilities - Summary of Movements of Accrued Warranty (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Standard Product Warranty Disclosure [Abstract]
Accrued warranty - beginning of year	¥ 34,597	¥ 73	¥ 0
Warranty costs incurred	(925)	(575)	0
Provision for warranty	77,679	35,099	73
Accrued warranty - end of year	111,351	34,597	73
Less: Current portion of warranty	(31,594)	(8,380)	(11)
Non-current portion of warranty	¥ 79,757	¥ 26,217	¥ 62